Current and Long-Term Debt - ING credit facility (Details) - USD ($)	1 Months Ended
	Aug. 31, 2017	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Sep. 30, 2015
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 2,767,193,000	$ 1,882,681,000
ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 52,000,000.0				$ 132,500,000.0	$ 87,000,000.0
Borrowings instrument term		15 years
Borrowings first installment period		3 months
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Unscheduled repayment of borrowings	$ 8,900,000
Debt outstanding			$ 109,800,000	$ 124,300,000	$ 26,500,000
EBITDA To Interest Expense Ratio - Period One [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		2.50
Consolidated Liquidity Requirement - Scenario One [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
London Interbank Offered Rate (LIBOR) [Member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.95%